Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (4,116,876)	$ (3,864,423)	$ (16,219,857)	$ (12,503,880)
Foreign currency translation adjustment	(9,301)	1,721	(15,973)
Comprehensive loss	$ (4,126,177)	$ (3,862,702)	$ (16,235,830)	$ (12,503,880)